Commitments And Contingencies - Additional Information (Detail)	1 Months Ended					12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended
	Jul. 31, 2010	Feb. 04, 2010	Apr. 17, 2009 USD ($)	Oct. 24, 2007 LegalMatter	Oct. 23, 2007 LegalMatter	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2005 USD ($)	Jan. 31, 2013 Subsequent Event USD ($)	Jan. 31, 2013 Subsequent Event TWD	Dec. 31, 2012 FCI USD ($)	Dec. 31, 2011 FCI USD ($)	Jan. 31, 2012 All American USD ($)	Apr. 25, 2007 All American USD ($)
Commitments and Contingencies Disclosure [Line Items]
Government grant agreement to develop new technologies												$ 4,208,000
Government Grants Description												The agreement requires FCI, in accordance with the Industrial Technology Development Operation Guideline (“Guideline”) issued by MKE, to repay 20-30% of funds received and accordingly the Company has recorded the repayment obligations as current and long-term payables. The remaining 70-80% of funds received in the amount of US$4,208 thousand were recognized in periods when costs funded by the grant are incurred. If the project is unsuccessful, the agreement requires FCI to repay 100% of the funds received. As of December 31, 2012, FCI had thus far not been required to repay grant funds under the agreement with MKE and FCI has determined that no contingent liabilities were required as of December 31, 2011 and 2012 based on historical experience and assessed probability of project success. In addition, if projects are not successful and FCI is deemed to have conducted the project with due care, we believe it is reasonable that FCI will be released from its repayment obligations.
Restricted cash deposited												937,000	863,000
Asset purchase agreement, facility acquired purchase cost										5,600,000	164,000,000
Operating lease rental expenses						1,609,000	1,465,000	1,067,000
Minimum operating lease payment, 2013						1,343,000
Minimum operating lease payment, 2014						624,000
Minimum operating lease payment, 2015						352,000
Minimum operating lease payment, 2016						294,000
Minimum operating lease payment, 2017						67,000
Value of damaged assets due to fire									2,400,000
Impact of catastrophe									The Company believed it was highly probable for the Company to receive reimbursement for the lost inventory at full book value, and the Company subsequently recorded US$1.3 million of inventory loss, offset by US$1.3 million of fire loss reimbursement recorded as other receivable, resulting in zero impact to the earnings for the year ended December 31, 2005.
Inventory loss caused by fire reimbursement recorded as other receivable									1,300,000
Inventory loss									1,300,000
Operating expenses for amounts paid to certain customers for delays in shipments									252,000
Impact to the earnings									0
Number of claims filed				2	1
Court order in patent litigation		On February 4, 2010, the Court ordered the dismissal of SanDisk's claims against Silicon Motion without prejudice pursuant to SanDisk's requests.
Unpaid accounts receivable from distributor, filed for Chapter 11 bankruptcy protection															256,000
Adversary proceeding pending on litigation filled by AASI creditor liquidating trust			854,000
Litigation settlement expenses			220,000
Distribution claim received as beneficiary														$ 21,000
Percentage of total investment forfeited from FCI, TLi Inc. ("TLI"), OCI Materials Co., Ltd ("OCI")upon withdrew from the Pangyo Cooperative	10.00%